Accounting Standards - Additional Information (Details)	May 31, 2021
Accounting Standards Update 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, adoption date	Mar. 01, 2021
Change in accounting principle, accounting standards update, early adoption [true false]	true
Accounting Standards Update 2018-17
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, adoption date	Mar. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect [true false]	true